Other Receivables and Other Current Assets	6 Months Ended
Apr. 30, 2026
Other Receivables and Other Current Assets [Abstract]
Other receivables and other current assets
5.	Other receivables and other current assets

Other receivables and other current assets consisted of the following:

	April 30, 2026	October 31, 2025
Deposit	$23,380	$27,780
Other receivables	593,292	623,472
VAT deductibles	21,472	45,863
Export tax rebate receivable	36,537	39,818
Cash advanced to employees	23,206	334,550
Advances to suppliers	7,534,664	3,931,712
Others	1,950	472
Total other receivables and other current assets	$8,234,501	$5,003,667